Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000110176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
Average Annual Return, Percent	12.43%	3.22%	4.89%
C000110177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
C000110178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
C000110179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
Average Annual Return, Percent	18.36%	8.73%	7.59%
C000110180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
C000110181
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
C000110182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Average Annual Return, Percent	26.38%	9.73%	4.09%
C000110183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
C000110184
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Without Sales Load [Member] | C000110176
Average Annual Return [Line Items]
Average Annual Return, Percent	19.24%	4.46%	5.52%
Without Sales Load [Member] | C000110177
Average Annual Return [Line Items]
Average Annual Return, Percent	18.33%	3.67%	4.73%
Without Sales Load [Member] | C000110178
Average Annual Return [Line Items]
Average Annual Return, Percent	19.47%	4.71%	5.78%
Without Sales Load [Member] | C000110179
Average Annual Return [Line Items]
Average Annual Return, Percent	25.57%	10.03%	8.23%
Without Sales Load [Member] | C000110180
Average Annual Return [Line Items]
Average Annual Return, Percent	24.60%	9.19%	7.40%
Without Sales Load [Member] | C000110181
Average Annual Return [Line Items]
Average Annual Return, Percent	25.77%	10.30%	8.49%
Without Sales Load [Member] | C000110182
Average Annual Return [Line Items]
Average Annual Return, Percent	34.00%	11.05%	4.71%
Without Sales Load [Member] | C000110183
Average Annual Return [Line Items]
Average Annual Return, Percent	32.88%	10.17%	3.91%
Without Sales Load [Member] | C000110184
Average Annual Return [Line Items]
Average Annual Return, Percent	34.18%	11.26%	4.95%
Barclay Multi Strategy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Multi Strategy Index
Average Annual Return, Percent	13.02%	4.99%	4.51%
Barclay Multi Strategy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Multi Strategy Index
Average Annual Return, Percent	13.02%	4.99%	4.51%
Barclay Multi Strategy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Multi Strategy Index
Average Annual Return, Percent	13.02%	4.99%	4.51%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	13.64%	7.87%	6.33%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	13.64%	7.87%	6.33%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent	13.64%	7.87%	6.33%
Barclay BTOP50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay BTOP50 Index
Average Annual Return, Percent	16.09%	6.28%	3.76%
Barclay BTOP50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay BTOP50 Index
Average Annual Return, Percent	16.09%	6.28%	3.76%
Barclay BTOP50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay BTOP50 Index
Average Annual Return, Percent	16.09%	6.28%	3.76%
Wilshire Liquid Alternative Multi-Strategy Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Multi-Strategy Total Return Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Wilshire Liquid Alternative Multi-Strategy Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Multi-Strategy Total Return Index
Average Annual Return, Percent	10.66%	3.51%	3.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Wilshire Liquid Alternative Multi-Strategy Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Multi-Strategy Total Return Index
Average Annual Return, Percent	10.66%	3.51%	3.25%
Wilshire Liquid Alternative Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Wilshire Liquid Alternative Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Average Annual Return, Percent	14.35%	3.64%	2.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Wilshire Liquid Alternative Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Global Macro Index
Average Annual Return, Percent	14.35%	3.64%	2.50%
Wilshire Liquid Alternative Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Total Return USD Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Wilshire Liquid Alternative Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Total Return USD Index
Average Annual Return, Percent	7.85%	3.09%	3.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
Wilshire Liquid Alternative Total Return USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire Liquid Alternative Total Return USD Index
Average Annual Return, Percent	7.85%	3.09%	3.05%